CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) for the year	$ 108,370	$ 68,450	$ (30,084)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	4,089	3,312	2,551
Exchange rate differences	(162)	(192)	3,087
Accrued severance pay	4,208	2,670	1,037
Loss (gain) from severance pay fund	(223)	(87)	510
Loss (gain) from marketable securities	(78)	311	1,139
Share-based compensation	65,602	44,969	76,853
Changes in asset and liabilities:
Trade accounts receivables, net	(19,618)	(7,900)	(3,316)
Other current assets	(1,116)	(1,730)	(2,795)
Inventories	(14,340)	(25,050)	(6,272)
Other long-term assets	(424)	(1,146)	(969)
Account payables and accrued expenses	14,448	6,232	6,056
Employee-related accrued expenses	1,519	1,380	623
Deferred revenues	(1,426)	6,065	(484)
Other current-liabilities	478	1,518	4,782
Long-term liabilities	227	2,052	3,410
Net cash provided by operating activities	161,554	100,854	56,128
CASH FLOWS FROM INVESTMENT ACTIVITIES
Net change in restricted and short-term deposits	(118)	(700)	2,769
Purchase of marketable securities	(156,193)	(456,377)	(19,361)
Proceeds from maturities of marketable securities	101,771	23,249	7,250
Proceeds from sales of marketable securities	23,697	143,742	24,002
Severance pay fund	(2,379)	(1,807)	(1,517)
Purchase of property and equipment	(11,017)	(5,065)	(5,378)
Net cash provided by (used in) investing activities	(44,239)	(296,958)	7,765
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares, net of issuance costs			196,364
Grant of non-recourse loan	(1,450)
Repayment of non-recourse loan	1,450
Exercise of options	7,967	8,769	10,151
Net cash provided by financing activities	7,967	8,769	206,515
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	125,282	(187,335)	270,408
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	152,692	339,881	72,560
EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	22	146	(3,087)
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	277,996	152,692	339,881
SUPPLEMENTARY INFORMATION ON ACTIVITIES NOT INVOLVING CASH FLOWS
Non cash purchase of property and equipment	1,438	1,064	573
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	$ 16,825	$ 10,641	$ 2,609